EXPLANATORY NOTE

The sole purpose of this filing is to file revised after-tax performance information for the Champlain Small Company Fund, Champlain Mid Cap Fund, and Champlain Emerging Markets Fund, as electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 25, 2020 (SEC Accession No. 0001398344-20-006728), in interactive data format.